VIRTUS Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Communication Services—1.1%
Walt Disney Co. (The)	62,242	$ 6,143
Consumer Discretionary—9.8%
Home Depot, Inc. (The)	38,299	14,036
Lennar Corp. Class A	85,362	9,798
LVMH Moet Hennessy Louis Vuitton SE Unsponsored ADR	98,801	12,238
NIKE, Inc. Class B	117,482	7,458
Starbucks Corp.	111,641	10,951
		54,481

Consumer Staples—5.8%
Church & Dwight Co., Inc.	122,839	13,523
Mondelez International, Inc. Class A	192,482	13,060
Walmart, Inc.	65,441	5,745
		32,328

Energy—7.0%
Chevron Corp.	94,356	15,785
Expand Energy Corp.	73,218	8,151
Schlumberger N.V.	358,623	14,990
		38,926

Financials—15.3%
Aon plc Class A	32,451	12,951
Bank of America Corp.	368,770	15,389
Blue Owl Capital, Inc. Class A	444,461	8,907
Capital One Financial Corp.	53,115	9,523
JPMorgan Chase & Co.	62,692	15,378
KeyCorp	780,095	12,474
Raymond James Financial, Inc.	78,056	10,843
		85,465

	Shares	Value

Health Care—11.1%
Becton Dickinson & Co.	55,752	$ 12,771
Danaher Corp.	63,669	13,052
Medtronic plc	122,109	10,973
Revvity, Inc.	100,550	10,638
UnitedHealth Group, Inc.	27,103	14,195
		61,629

Industrials—18.1%
3M Co.	90,183	13,244
AMETEK, Inc.	32,796	5,645
Delta Air Lines, Inc.	164,546	7,174
Equifax, Inc.	48,672	11,855
FedEx Corp.	47,129	11,489
GE Vernova, Inc.	28,081	8,573
Johnson Controls International plc	122,051	9,777
Parker-Hannifin Corp.	20,812	12,651
Rockwell Automation, Inc.	40,416	10,443
United Rentals, Inc.	15,671	9,821
		100,672

Information Technology—10.5%
Accenture plc Class A	29,638	9,248
CDW Corp.	64,133	10,278
Lam Research Corp.	128,014	9,307
Micron Technology, Inc.	88,857	7,721
Microsoft Corp.	29,446	11,054
NXP Semiconductors N.V.	57,651	10,957
		58,565

Materials—9.2%
Dow, Inc.	273,164	9,539
International Paper Co.	208,793	11,139
Nucor Corp.	86,191	10,372
PPG Industries, Inc.	70,308	7,688
Vulcan Materials Co.	53,154	12,401
		51,139

	Shares	Value

Real Estate—6.6%
American Tower Corp.	58,791	$ 12,793
Equity LifeStyle Properties, Inc.	201,463	13,437
Prologis, Inc.	96,061	10,739
		36,969

Utilities—3.4%
Ameren Corp.	58,816	5,905
Southern Co. (The)	140,945	12,960
		18,865

Total Common Stocks (Identified Cost $532,539)		545,182

Total Long-Term Investments—97.9% (Identified Cost $532,539)		545,182

TOTAL INVESTMENTS—97.9% (Identified Cost $532,539)		$545,182
Other assets and liabilities, net—2.1%		11,645
NET ASSETS—100.0%		$556,827

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Country Weightings†
United States	87%
Ireland	4
Curaçao	3
United Kingdom	2
France	2
Netherlands	2
Total	100%
† % of total investments as of March 31, 2025.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$545,182	$545,182
Total Investments	$545,182	$545,182
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Ceredex Large-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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